Annual Total Returns - Fidelity Freedom Index 2015 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2015 Fund - Institutional Premium Class
Jul. 13, 2021
Bar Chart Table:
Annual Return 2016	6.46%
Annual Return 2017	12.66%
Annual Return 2018	(3.17%)
Annual Return 2019	16.52%
Annual Return 2020	11.60%